Organization (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 01, 2013	Dec. 31, 2012	Mar. 16, 2015
Subsequent Event [Line Items]
Cash and cash equivalents		$ 2,176,000	$ 1,201,000		$ 93,000
Organization [Textual]
Cancellation of shares in reverse merger				120,520,000
Consumtion of oil and gas description		The FP250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.
Short term liabilities		1,731,000	1,494,000
Increase in capital	4,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash and cash equivalents						800,000
Restricted cash						$ 50,000